Guarantor and Non-Guarantor Subsidiaries - Condensed Consolidating Statement of Comprehensive Income (Detail) (USD $)	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		5 Months Ended	3 Months Ended								7 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	May 31, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	May 31, 2010 Predecessor	Dec. 31, 2012 Successor	Sep. 30, 2012 Successor	Jun. 30, 2012 Successor	Mar. 31, 2012 Successor	Dec. 31, 2011 Successor	Sep. 30, 2011 Successor	Jun. 30, 2011 Successor	Mar. 31, 2011 Successor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Mar. 31, 2013 Parent [Member]	Mar. 31, 2012 Parent [Member]	May 31, 2010 Parent [Member] Predecessor	Dec. 31, 2010 Parent [Member] Successor	Dec. 31, 2012 Parent [Member] Successor	Dec. 31, 2011 Parent [Member] Successor	Mar. 31, 2013 Issuer [Member]	Mar. 31, 2012 Issuer [Member]	May 31, 2010 Issuer [Member] Predecessor	Dec. 31, 2010 Issuer [Member] Successor	Dec. 31, 2012 Issuer [Member] Successor	Dec. 31, 2011 Issuer [Member] Successor	Mar. 31, 2013 Guarantors [Member]	Mar. 31, 2012 Guarantors [Member]	May 31, 2010 Guarantors [Member] Predecessor	Dec. 31, 2010 Guarantors [Member] Successor	Dec. 31, 2012 Guarantors [Member] Successor	Dec. 31, 2011 Guarantors [Member] Successor	Mar. 31, 2013 Non-Guarantors [Member]	Mar. 31, 2012 Non-Guarantors [Member]	May 31, 2010 Non-Guarantors [Member] Predecessor	Dec. 31, 2010 Non-Guarantors [Member] Successor	Dec. 31, 2012 Non-Guarantors [Member] Successor	Dec. 31, 2011 Non-Guarantors [Member] Successor	Mar. 31, 2013 Eliminations [Member]	Mar. 31, 2012 Eliminations [Member]	May 31, 2010 Eliminations [Member] Predecessor	Dec. 31, 2010 Eliminations [Member] Successor	Dec. 31, 2012 Eliminations [Member] Successor	Dec. 31, 2011 Eliminations [Member] Successor
Condensed Financial Statements, Captions [Line Items]
Sales	$ 747,577,000	$ 765,264,000					$ 1,009,128,000	$ 697,108,000	$ 684,029,000	$ 734,501,000	$ 765,264,000	$ 695,733,000	$ 708,544,000	$ 760,460,000	$ 688,772,000	$ 1,405,019,000	$ 2,880,902,000	$ 2,853,509,000							$ 145,200,000	$ 147,400,000	$ 179,500,000	$ 248,700,000	$ 564,400,000	$ 498,400,000	$ 165,700,000	$ 163,100,000	$ 223,100,000	$ 333,200,000	$ 629,100,000	$ 607,500,000	$ 486,300,000	$ 503,300,000	$ 650,800,000	$ 883,900,000	$ 1,871,800,000	$ 1,888,200,000	$ (49,600,000)	$ (48,500,000)	$ (44,300,000)	$ (60,800,000)	$ (184,400,000)	$ (140,600,000)
Cost of products sold	627,264,000	643,606,000					832,201,000									1,172,350,000	2,442,014,000	2,402,920,000							120,500,000	122,000,000	154,200,000	212,500,000	470,000,000	407,800,000	133,200,000	139,300,000	181,700,000	269,800,000	526,600,000	495,100,000	423,200,000	430,800,000	540,600,000	750,900,000	1,629,800,000	1,640,600,000	(49,600,000)	(48,500,000)	(44,300,000)	(60,800,000)	(184,400,000)	(140,600,000)
Gross profit	120,313,000	121,658,000					176,927,000	99,710,000	103,073,000	114,447,000	121,658,000	97,556,000	108,559,000	123,708,000	120,766,000	232,669,000	438,888,000	450,589,000
Selling, administration, & engineering expenses	75,094,000	72,040,000					92,166,000									159,573,000	281,268,000	257,559,000							34,800,000	33,100,000	41,900,000	79,700,000	127,600,000	109,800,000	3,100,000	1,000,000		9,400,000	4,900,000	600,000	37,200,000	37,900,000	50,200,000	70,400,000	148,800,000	147,200,000
Amortization of intangibles	3,891,000	3,833,000	319,000	8,982,000	15,456,000	15,601,000	319,000									8,982,000	15,456,000	15,601,000							2,900,000	2,800,000	200,000	6,500,000	11,400,000	11,100,000							1,000,000	1,000,000	100,000	2,500,000	4,000,000	4,500,000
Impairment charges																	10,069,000																								10,100,000
Restructuring	4,760,000	6,094,000					5,893,000									488,000	28,763,000	52,206,000							1,600,000		100,000	200,000	300,000	400,000	100,000	(200,000)	100,000	200,000	400,000	5,900,000	3,000,000	6,300,000	5,700,000	100,000	28,100,000	45,900,000
Operating profit (loss)	36,568,000	39,691,000					78,549,000									63,626,000	103,332,000	125,223,000							(14,600,000)	(10,500,000)	(16,900,000)	(50,200,000)	(44,900,000)	(30,700,000)	29,300,000	23,000,000	41,300,000	53,800,000	97,200,000	105,900,000	21,900,000	27,300,000	54,200,000	60,000,000	51,000,000	50,000,000
Interest expense, net of interest income	(11,207,000)	(11,187,000)					(44,505,000)									(25,017,000)	(44,762,000)	(40,559,000)							(8,300,000)	(9,300,000)	(32,700,000)	(21,200,000)	(33,400,000)	(28,500,000)							(2,900,000)	(1,900,000)	(11,800,000)	(3,800,000)	(11,400,000)	(12,000,000)
Equity earnings	2,735,000	757,000					3,613,000									3,397,000	8,778,000	5,425,000							1,000,000	(900,000)		200,000	1,800,000	1,200,000	900,000	1,000,000	2,600,000	1,900,000	3,700,000	1,000,000	800,000	700,000	1,000,000	1,300,000	3,300,000	3,200,000
Reorganization items and fresh-start accounting adjustments, net			303,453,000				303,453,000																				160,000,000						(2,700,000)						146,100,000
Other income (expense), net	(332,000)	2,947,000					(21,156,000)									4,214,000	(63,000)	7,174,000							7,500,000	8,200,000	4,200,000	33,200,000	34,500,000	44,100,000	100,000	1,100,000	400,000	400,000	1,400,000	13,000,000	(7,900,000)	(6,400,000)	(25,800,000)	(29,400,000)	(35,900,000)	(49,900,000)
Income (loss) before income taxes	27,764,000	32,208,000					319,954,000									46,220,000	67,285,000	97,263,000							(14,400,000)	(12,500,000)	114,600,000	(38,000,000)	(42,000,000)	(13,900,000)	30,300,000	25,100,000	41,600,000	56,100,000	102,300,000	119,900,000	11,900,000	19,700,000	163,700,000	28,100,000	7,000,000	(8,700,000)
Provision (benefit) for income tax expense	7,891,000	8,062,000					39,940,000									5,095,000	(31,531,000)	20,765,000							(2,700,000)	(1,400,000)	39,500,000	(5,000,000)	19,500,000	(800,000)	5,500,000	3,100,000	(35,200,000)	7,300,000	(48,100,000)	6,100,000	5,100,000	6,400,000	35,600,000	2,800,000	(2,900,000)	15,500,000
Income (loss) before equity in income (loss) subsidiaries	19,873,000	24,146,000					280,014,000									41,125,000	98,816,000	76,498,000							(11,700,000)	(11,100,000)	75,100,000	(33,000,000)	(61,500,000)	(13,100,000)	24,800,000	22,000,000	76,800,000	48,800,000	150,400,000	113,800,000	6,800,000	13,300,000	128,100,000	25,300,000	9,900,000	(24,200,000)
Equity in net income of subsidiaries																			20,700,000	23,800,000	279,700,000	40,600,000	102,800,000	102,800,000	32,400,000	34,900,000	204,600,000	73,600,000	164,300,000	115,900,000													(53,100,000)	(58,700,000)	(484,300,000)	(114,200,000)	(267,100,000)	(218,700,000)
Consolidated net income	19,873,000	24,146,000					280,014,000	(11,470,000)	10,358,000	75,782,000	24,146,000	21,459,000	8,099,000	1,653,000	45,287,000	41,125,000	98,816,000	76,498,000	20,700,000	23,800,000	279,700,000	40,600,000	102,800,000	102,800,000	20,700,000	23,800,000	279,700,000	40,600,000	102,800,000	102,800,000	24,800,000	22,000,000	76,800,000	48,800,000	150,400,000	113,800,000	6,800,000	13,300,000	128,100,000	25,300,000	9,900,000	(24,200,000)	(53,100,000)	(58,700,000)	(484,300,000)	(114,200,000)	(267,100,000)	(218,700,000)
Net (income) loss attributable to noncontrolling interests	828,000	(359,000)					(322,000)									(549,000)	3,988,000	26,346,000																			800,000	(400,000)	(300,000)	(500,000)	4,000,000	26,300,000
Net income attributable to Cooper-Standard Holdings Inc.	20,701,000	23,787,000		40,576,000	102,804,000	102,844,000	279,692,000	(9,923,000)	11,624,000	77,316,000	23,787,000	23,229,000	15,658,000	19,022,000	44,935,000	40,576,000	102,804,000	102,844,000	20,700,000	23,800,000	279,700,000	40,600,000	102,800,000	102,800,000	20,700,000	23,800,000	279,700,000	40,600,000	102,800,000	102,800,000	24,800,000	22,000,000	76,800,000	48,800,000	150,400,000	113,800,000	7,600,000	12,900,000	127,800,000	24,800,000	13,900,000	2,100,000	(53,100,000)	(58,700,000)	(484,300,000)	(114,200,000)	(267,100,000)	(218,700,000)
Net income available to Cooper-Standard Holdings Inc. common stockholders	15,300,000	17,186,000		28,723,000	76,730,000	75,260,000		(12,002,000)	8,037,000	61,315,000	17,186,000	15,871,000	11,080,000	13,749,000	34,533,000
Earnings per share
Basic	$ 0.92	$ 0.97		$ 1.64	$ 4.40	$ 4.27		$ (0.70)	$ 0.46	$ 3.49	$ 0.97	$ 0.90	$ 0.63	$ 0.78	$ 1.97	$ 1.64	$ 4.40	$ 4.27
Diluted	$ 0.86	$ 0.90		$ 1.55	$ 4.14	$ 3.93		$ (0.70)	$ 0.44	$ 3.28	$ 0.90	$ 0.84	$ 0.58	$ 0.71	$ 1.78	$ 1.55	$ 4.14	$ 3.93
Comprehensive income	11,943,000	40,144,000					248,985,000									87,216,000	64,586,000	14,991,000	12,900,000	39,400,000	248,700,000	86,500,000	69,800,000	44,500,000	12,900,000	39,400,000	248,700,000	86,500,000	69,800,000	44,500,000	24,800,000	22,000,000	76,800,000	48,800,000	150,400,000	113,800,000	1,400,000	28,500,000	96,800,000	65,400,000	(12,200,000)	(61,000,000)	(40,100,000)	(89,200,000)	(422,000,000)	(200,000,000)	(213,200,000)	(126,800,000)
Add/Less: Comprehensive loss attributable to noncontrolling interests	958,000	(732,000)					(339,000)									(759,000)	5,239,000	29,503,000																			1,000,000	(700,000)	(300,000)	(700,000)	5,200,000	29,500,000
Comprehensive income (loss) attributable to Cooper-Standard Holdings Inc.	$ 12,901,000	$ 39,412,000					$ 248,646,000									$ 86,457,000	$ 69,825,000	$ 44,494,000	$ 12,900,000	$ 39,400,000	$ 248,700,000	$ 86,500,000	$ 69,800,000	$ 44,500,000	$ 12,900,000	$ 39,400,000	$ 248,700,000	$ 86,500,000	$ 69,800,000	$ 44,500,000	$ 24,800,000	$ 22,000,000	$ 76,800,000	$ 48,800,000	$ 150,400,000	$ 113,800,000	$ 2,400,000	$ 27,800,000	$ 96,500,000	$ 64,700,000	$ (7,000,000)	$ (31,500,000)	$ (40,100,000)	$ (89,200,000)	$ (422,000,000)	$ (200,000,000)	$ (213,200,000)	$ (126,800,000)